Note 12 - Intangible assets, net	12 Months Ended
Dec. 31, 2023
Note 12 - Intangible assets, net
Note 12 - Intangible assets, net

12      Intangible assets, net

Year ended December 31, 2023	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
Cost
Values at the beginning of the year	614,474	550,991	2,469,726	1,762,042	5,397,233
Currency translation adjustment	2,233	2	39	-	2,274
Increase due to business combinations (**)	105	116	18,616	28,638	47,475
Additions	39,375	9,073	-	-	48,448
Transfers / Reclassifications	437	367	-	-	804
Disposals	(7,737)	-	-	-	(7,737)
Values at the end of the year	648,887	560,549	2,488,381	1,790,680	5,488,497

Amortization and impairment
Accumulated at the beginning of the year	561,119	398,417	1,384,674	1,720,515	4,064,725
Currency translation adjustment	2,140	1	-	-	2,141
Amortization charge	21,285	8,799	-	22,259	52,343
Transfers / Reclassifications	(86)	-	-	-	(86)
Disposals	(7,736)	-	-	-	(7,736)
Accumulated at the end of the year	576,722	407,217	1,384,674	1,742,774	4,111,387
At December 31, 2023	72,165	153,332	1,103,707	47,906	1,377,110

(*) Includes Proprietary Technology.

(**) Related to the GPC, Isoplus anticorrosion coating division, Republic Tube LLC’s OCTG pipe processing facility and Mattr’s pipe coating business unit acquisitions. For more information see note 34.

Year ended December 31, 2022	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
Cost
Values at the beginning of the year	650,155	547,527	2,468,638	2,211,151	5,877,471
Currency translation adjustment	(2,626)	-	1,088	-	(1,538)
Increase due to business combinations (**)	-	4,019	-	-	4,019
Additions	31,427	952	-	-	32,379
Transfers / Reclassifications	(5,535)	-	-	-	(5,535)
Disposals (***)	(58,947)	(1,507)	-	(449,109)	(509,563)
Values at the end of the year	614,474	550,991	2,469,726	1,762,042	5,397,233

Amortization and impairment
Accumulated at the beginning of the year	599,307	391,223	1,383,994	2,130,771	4,505,295
Currency translation adjustment	(2,496)	-	-	-	(2,496)
Amortization charge	23,218	8,701	-	38,853	70,772
Impairment charge (See note 5)	2	-	680	-	682
Disposals (***)	(58,912)	(1,507)	-	(449,109)	(509,528)
Accumulated at the end of the year	561,119	398,417	1,384,674	1,720,515	4,064,725
At December 31, 2022	53,355	152,574	1,085,052	41,527	1,332,508

(*)Includes Proprietary Technology.

(**)Related to Parques Eólicos de la Buena Ventura S.A. acquisition.

(***)Mainly related to fully depreciated assets following the deconsolidation of a Canadian subsidiary of the Company.

The geographical allocation of goodwill for the year ended December 31, 2023 was $944.2 million for North America, $111.0 million for South America, $33.0 million for Asia Pacific, Middle East & Africa and $15.5 million for Europe.

The carrying amount of goodwill allocated by CGU, as of December 31, 2023, was as follows:

(all amounts in millions of U.S. dollars)
	Tubes Segment		Other Segment
CGU	Hydril Acquisition	Other	Other	Total
Tamsa	346	19	-	365
Siderca	265	93	-	358
Hydril	309	-	-	309
Other	-	58	14	71
Total	920	170	14	1,104